Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net
6.	Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable	—	417
Provision for credit losses	—	(92)
Accounts receivable, net	—	325

The movements in the allowance for credit losses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	—	—	—
Additions upon acquisition of Ziitech	—	—	70
Additions	—	—	19
Foreign exchange impact	—	—	3
Balance at end of the year	—	—	92

For the years ended December 31, 2023, 2024 and 2025, no write-off or recoveries of allowance for credit losses were recorded.